Emissions Schemes and Related Environmental Plans (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Emission Schemes and Related Environmental Plans

2020			$ million
	ETS and related schemes		Biofuels		Renewable power	Total
Emission and related cost recognised in the Income Statement	150	[A]	1,137	[B]	364	1,651

Purchased certificates presented under intangible assets	157		780		76	1,013
Obligation at the end of the period presented under other liabilities	(154)	[C]	(1,603)		(296)	(2,053)
Of which:
Short term	(154)		(1,549)		(290)	(1,993)
Long term	—		(54)		(6)	(60)

Net asset/(liability) at the end of the period	3		(823)		(220)	(1,040)
[A] Includes cost of emission certificates that were allocated free of charge, with an equivalent fair value at grant date of $377 million.
[B] Represents the cost of biofuel certificates required in addition to own blending activities performed.
[C] Includes emission certificates that were allocated free of charge with a carrying amount of zero and an equivalent fair value at grant date of $398 million.